Shareholder Report, Holdings (Details)	Sep. 30, 2025
C000082229 | Kering S.A.8866442
Holdings [Line Items]
Percent of Total Investments	4.00%
C000082229 | iShares MSCI EAFE ETF8866312
Holdings [Line Items]
Percent of Total Investments	3.40%
C000082229 | Taiwan Semiconductor Manufacturing Co. Ltd.8866253
Holdings [Line Items]
Percent of Total Investments	2.50%
C000082229 | Alstom S.A.8866430
Holdings [Line Items]
Percent of Total Investments	2.50%
C000082229 | Reckitt Benckiser Group PLC8866490
Holdings [Line Items]
Percent of Total Investments	2.40%
C000082229 | Rolls-Royce Holdings PLC8866493
Holdings [Line Items]
Percent of Total Investments	2.40%
C000082229 | Tencent Holdings Ltd.8866596
Holdings [Line Items]
Percent of Total Investments	2.30%
C000082229 | Barclays PLC8866460
Holdings [Line Items]
Percent of Total Investments	2.20%
C000082229 | AstraZeneca PLC8866457
Holdings [Line Items]
Percent of Total Investments	2.10%
C000082229 | Renesas Electronics Corp.8866033
Holdings [Line Items]
Percent of Total Investments	2.00%
C000082229 | Country_Short-Term Investment
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000082229 | Exchange-Traded Fund
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000082229 | Italy
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000082229 | Canada
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000082229 | India
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000082229 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000082229 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000082229 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000082229 | Germany
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000082229 | Japan
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000082229 | China
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000082229 | France
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000082229 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	20.30%
C000082230 | Kering S.A.8866442
Holdings [Line Items]
Percent of Total Investments	4.00%
C000082230 | iShares MSCI EAFE ETF8866312
Holdings [Line Items]
Percent of Total Investments	3.40%
C000082230 | Taiwan Semiconductor Manufacturing Co. Ltd.8866253
Holdings [Line Items]
Percent of Total Investments	2.50%
C000082230 | Alstom S.A.8866430
Holdings [Line Items]
Percent of Total Investments	2.50%
C000082230 | Reckitt Benckiser Group PLC8866490
Holdings [Line Items]
Percent of Total Investments	2.40%
C000082230 | Rolls-Royce Holdings PLC8866493
Holdings [Line Items]
Percent of Total Investments	2.40%
C000082230 | Tencent Holdings Ltd.8866596
Holdings [Line Items]
Percent of Total Investments	2.30%
C000082230 | Barclays PLC8866460
Holdings [Line Items]
Percent of Total Investments	2.20%
C000082230 | AstraZeneca PLC8866457
Holdings [Line Items]
Percent of Total Investments	2.10%
C000082230 | Renesas Electronics Corp.8866033
Holdings [Line Items]
Percent of Total Investments	2.00%
C000082230 | Country_Short-Term Investment
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000082230 | Exchange-Traded Fund
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000082230 | Italy
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000082230 | Canada
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000082230 | India
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000082230 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000082230 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000082230 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000082230 | Germany
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000082230 | Japan
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000082230 | China
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000082230 | France
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000082230 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	20.30%